COMMITMENTS AND CONTINGENCIES (Discounted and Undiscounted Environmental and Litigation Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Aggregate Undiscounted Amount	$ 131
2014	23
2015	20
2016	10
2017	6
2018	6
Undiscounted aggregate expected payments after 2018	116
Aggregate Amount to be Discounted as of Aug. 31, 2013	181
Discount, as of Aug. 31, 2013	(41)
Aggregate Discounted Amount Accrued as of Aug. 31, 2013	140
Total Environmental and Litigation Reserve as of Aug. 31, 2013	$ 271	$ 270	$ 265	$ 255